As filed with the Securities and Exchange Commission on March 2, 2009

------------------------------------------------------------------------------
==============================================================================


                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number 811-08043


          -----------------------------------------------------------


                              THE BERKSHIRE FUNDS
              (Exact name of registrant as specified in charter)

                          475 Milan Drive, Suite #103
                            San Jose, CA 95134-2453
               (Address of principal executive offices)(Zip code)


          -----------------------------------------------------------


                              MALCOLM R. FOBES III
                              The Berkshire Funds
                          475 Milan Drive, Suite #103
                           San Jose, CA  95134-2453
                   (Name and address of agent for service)


                                1-408-526-0707
              Registrant's telephone number, including area code


          -----------------------------------------------------------


Date of fiscal year end: December 31, 2008

Date of reporting period: December 31, 2008

                             [GRAPHIC OMITTED]



                            THE BERKSHIRE FUNDS

                             2008 Annual Report

This report is provided for the general information of the Berkshire Funds shareholders. It is not authorized for distribution unless preceded or accompanied by an effective Prospectus, which contains more complete information about the Funds. Please read it carefully before you invest.

In recent years, returns have sustained significant gains and losses due to market volatility in the technology sector. Due to market volatility, current performance may be lower than the figures shown. Call 1-877-526-0707 or visit berkshirefunds.com for more current performance information. Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return includes reinvestment of dividends and capital gain distributions.

The Dow Jones Industrial Average is a measurement of general market price movement for 30 widely-held stocks primarily listed on the New York Stock Exchange. The S&P 500(R) Index is a registered trademark of Standard & Poor's Corporation and is a market-weighted index of common stock prices for 500 large U.S. companies. The Nasdaq Composite Index is a capitalization-weighted index of over 5,000 common stocks listed on the Nasdaq Stock Market. Each index represents an unmanaged, broad-based basket of stocks. These indices are typically used as benchmarks for overall market performance.

Portfolio composition is subject to change at any time and references to specific securities, industries and sectors are not recommendations to purchase or sell any particular security.

                                      *
                       -------------------------------
                     FUND OVERVIEW - BERKSHIRE FOCUS FUND
                              December 31, 2008


The Fund normally concentrates its investments in a core group of 20-30 common stocks selected for their long-term growth potential.


PERFORMANCE COMPARISON (Average annual total returns as of 12/31/08)
-------------------------------------------------------------------

                                 1 Year      3 Year      5 Year      10 Year     Since Inception(1)

BERKSHIRE FOCUS FUND            -57.30%     -14.78%      -5.83%      -11.73%     -5.66%
---------------------------------------------------------------------------------------
Dow Jones Industrial Average    -31.93%      -4.08%      -1.13%        1.67%      3.29%
S&P 500(R) Index                -37.00%      -8.35%      -2.19%       -1.38%      1.86%
Nasdaq Composite Index          -39.98%      -9.81%      -3.95%       -2.71%      1.31%
---------------------------------------------------------------------------------------


NET ASSETS
---------------------------------------
12/31/08                   $7.4 Million


NET ASSET VALUE
---------------------------------------
Net Asset Value Per Share         $4.71


TOP TEN HOLDINGS(2)
-------------------------------------------------
Apple, Inc.                                10.49%
Google, Inc. (Class A)                      8.81%
QUALCOMM, Inc.                              7.86%
Research In Motion Ltd.                     7.84%
Amazon.com, Inc.                            7.37%
MasterCard, Inc.                            5.90%
Hewlett-Packard Co.                         4.99%
Broadcom Corp. (Class A)                    4.93%
Oracle Corp.                                4.84%
Marvell Technology Group Ltd.               4.78%


GROWTH OF $10,000(3)
---------------------------------------------
BERKSHIRE FOCUS FUND vs. THE S&P 500(R) INDEX

[GRAPHIC OMITTED]

              S&P 500(R)    BERKSHIRE FOCUS
                INDEX             FUND
MONTH         $ AMOUNT         $ AMOUNT
------        ---------      -------------
JUN-97        $ 10,000         $ 10,000
JUL-97          10,796           10,000
AUG-97          10,191            9,950
SEP-97          10,749           10,050
OCT-97          10,390            9,500
NOV-97          10,871            9,510
DEC-97          11,058            8,738
JAN-98          11,180            9,699
FEB-98          11,986           10,174
MAR-98          12,600           10,174
APR-98          12,727           10,346
MAY-98          12,508           10,043
JUN-98          13,016           11,539
JUL-98          12,878           11,560
AUG-98          11,016            9,314
SEP-98          11,722           11,287
OCT-98          12,675           11,620
NOV-98          13,443           14,078
DEC-98          14,218           17,822
JAN-99          14,812           20,835
FEB-99          14,352           19,177
MAR-99          14,926           22,776
APR-99          15,504           23,741
MAY-99          15,138           20,976
JUN-99          15,978           23,036
JUL-99          15,480           21,735
AUG-99          15,403           24,001
SEP-99          14,981           24,749
OCT-99          15,929           26,884
NOV-99          16,253           31,405
DEC-99          17,210           43,289
JAN-00          16,346           44,376
FEB-00          16,036           62,228
MAR-00          17,605           60,273
APR-00          17,075           53,253
MAY-00          16,725           45,712
JUN-00          17,137           56,317
JUL-00          16,869           57,013
AUG-00          17,917           71,627
SEP-00          16,971           67,248
OCT-00          16,900           56,719
NOV-00          15,567           36,118
DEC-00          15,643           36,346
JAN-01          16,198           36,813
FEB-01          14,721           19,841
MAR-01          13,789           13,973
APR-01          14,860           19,624
MAY-01          14,960           17,418
JUN-01          14,596           16,440
JUL-01          14,452           13,398
AUG-01          13,547           10,257
SEP-01          12,453            6,498
OCT-01          12,691            8,845
NOV-01          13,664           10,518
DEC-01          13,784           10,116
JAN-02          13,583           10,464
FEB-02          13,321            8,171
MAR-02          13,822            9,649
APR-02          12,984            8,258
MAY-02          12,888            7,389
JUN-02          11,970            5,911
JUL-02          11,037            5,140
AUG-02          11,109            4,564
SEP-02           9,902            3,455
OCT-02          10,774            4,194
NOV-02          11,408            5,400
DEC-02          10,738            4,140
JAN-03          10,456            4,183
FEB-03          10,300            4,281
MAR-03          10,400            4,183
APR-03          11,256            4,857
MAY-03          11,849            5,791
JUN-03          12,000            5,552
JUL-03          12,212            5,672
AUG-03          12,450            6,509
SEP-03          12,318            5,878
OCT-03          13,015            6,943
NOV-03          13,129            7,280
DEC-03          13,818            6,911
JAN-04          14,071            7,552
FEB-04          14,267            7,291
MAR-04          14,052            6,791
APR-04          13,831            5,726
MAY-04          14,021            6,346
JUN-04          14,294            6,824
JUL-04          13,820            5,607
AUG-04          13,876            5,303
SEP-04          14,026            5,770
OCT-04          14,240            6,335
NOV-04          14,816            7,128
DEC-04          15,321            7,161
JAN-05          14,947            6,748
FEB-05          15,262            6,661
MAR-05          14,991            6,302
APR-05          14,707            5,987
MAY-05          15,175            6,911
JUN-05          15,197            6,509
JUL-05          15,762            6,878
AUG-05          15,618            6,900
SEP-05          15,744            7,215
OCT-05          15,482            7,660
NOV-05          16,067            8,236
DEC-05          16,073            8,269
JAN-06          16,498            8,943
FEB-06          16,543            8,573
MAR-06          16,749            8,877
APR-06          16,974            8,845
MAY-06          16,486            7,747
JUN-06          16,508            7,736
JUL-06          16,609            7,258
AUG-06          17,004            7,704
SEP-06          17,443            7,943
OCT-06          18,011            8,301
NOV-06          18,353            9,062
DEC-06          18,611            8,617
JAN-07          18,892            8,573
FEB-07          18,523            8,443
MAR-07          18,730            8,280
APR-07          19,560            8,258
MAY-07          20,242            8,780
JUN-07          19,906            9,149
JUL-07          19,289            9,497
AUG-07          19,578            9,736
SEP-07          20,310           10,735
OCT-07          20,633           12,528
NOV-07          19,770           11,942
DEC-07          19,633           11,985
JAN-08          18,456            8,943
FEB-08          17,856            8,443
MAR-08          17,779            8,584
APR-08          18,645            9,866
MAY-08          18,886           10,507
JUN-08          17,294            9,334
JUL-08          17,149            9,269
AUG-08          17,397            9,029
SEP-08          15,847            6,965
OCT-08          13,184            5,933
NOV-08          12,238            4,998
DEC-08          12,369            5,118


SECTOR ALLOCATION(4)
------------------------------------------
Internet Software & Services        22.42%
Semiconductors                      17.32%
Computer Hardware                   16.56%
Communications Equipment            15.70%
Exchange Traded Funds               12.84%
Financial Services                   5.90%
Software                             4.84%
Networking & Telecom Equipment       4.18%
Alternative Energy                   0.01%
Medical Appliances & Equipment       0.01%


(1) The Fund's inception date was July 1, 1997.

(2) Stated as a percentage of total net assets as of 12/31/08. The holdings information provided should not be construed as a recommendation to purchase or sell a particular security and may not be representative of the Fund's current or future investments.

(3) This chart assumes an initial investment of $10,000 made on July 1, 1997 (inception). Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. All returns reflect reinvested dividends but do not reflect the impact of taxes.

(4) Stated as a percentage of total net assets as of 12/31/08. The holdings by sector are presented to illustrate examples of the sectors in which the Fund has bought securities and may not be representative of the Fund's current or future investments.

    This Fund concentrates its investments in the technology industry. As a result, the Fund is subject to greater risk than more diversified funds because of its concentration of investments in fewer companies and certain segments of a single industry.

                                      *
------------------------------------------------------------------------------

                           BERKSHIRE FOCUS FUND
                   Performance and Portfolio Discussion
                                12/31/2008

------------------------------------------------------------------------------
                                      *

                                      *
                       -------------------------------
                          LETTER TO THE SHAREHOLDERS

[PHOTO]

Dear Fellow Shareholders,

For the twelve month period ended December 31, 2008, the Berkshire Focus Fund posted a total return of -57.30%. For comparative purposes, the Dow Jones Industrial Average fell by 31.93%, the S&P 500(R) Index lost 37.00% and the Nasdaq Composite Index declined by 39.98% over the same period. Please see the Fund Overview section and the accompanying financial statements for the Fund's longer-term performance. All return data includes reinvested dividends but do not reflect the impact of taxes.

The year 2008 will be remembered as a historic period for the U.S. financial markets. The credit crisis that began to take shape in early 2007, escalated dramatically during the third quarter. A weakening U.S. economy helped accel-erate the number of delinquencies and foreclosures in the housing market, which led to a series of massive write-downs by the financial institutions. Eventually, the amalgam of declining asset values, diminishing market liquid-ity and increased balance sheet strains coalesced into the collapse of several major U.S. financial institutions and a wave of others that were consolidated. In early September , the federal government announced the nation's two largest mortgage finance companies, Fannie Mae and Freddie Mac, were placed into con-servatorship. On September 15, Lehman Brothers filed for bankruptcy - repre-senting the largest bankruptcy in U.S. history. On the same day, Merrill Lynch announced plans to sell itself to Bank of America and the Federal Reserve bailed out insurance giant American International Group (AIG) with an $85 bil-lion infusion of capital. On September 25, the markets learned of the largest bank failure in U.S. history - JP Morgan had bought the assets of Washington Mutual after the bank collapsed and was taken over by the FDIC. Together these extraordinary events contributed to the violent sell-off in stocks by period end.

Not surprisingly, investor sentiment turned even more negative at the onset of the fourth quarter. Fears of a dramatic slowdown in the economy coupled with the systemic deleveraging of both financial institutions and hedge funds sent the stock market averages into yet another tailspin. In an effort to help forestall the adverse effects on the economy stemming from the growing credit crisis, Fed policymakers embarked on a series of unprecedented moves. The central bank slashed interest rates three additional times - taking interest rates from 2.0% all the way down to zero. By the end of the period, the stock market averages had declined dramatically for the year, representing the most severe bear market since the Great Depression more than 70 years ago.

Against this harsh economic backdrop, our concentrated style of investing re-sulted in the underperformance of our Fund relative to our equity market benchmarks. While we recognize that our focus on technology stocks contributed to our underperformance, we continue to believe that technology holds the greatest long-term growth potential. Our near-term focus then, will be to take advantage of the market's dislocations by adding to our positions at historic discounts. We will also be looking to establish new positions in companies we believe will rebound the strongest once the economy regains its footing. As a result, you can expect us to remain committed to our aggressive, high-growth style of investing just as we have in the past. We thank you for your loyalty and continued confidence in our abilities during these difficult times.


/s/ Malcolm R. Fobes III

Malcolm R. Fobes III
Chairman & Chief Executive Officer

                                      *
------------------------------------------------------------------------------

                         AUDITED FINANCIAL STATEMENTS
                                  12/31/2008

------------------------------------------------------------------------------
                                      *

                                      *
                       -------------------------------
               PORTFOLIO OF INVESTMENTS - BERKSHIRE FOCUS FUND
                              December 31, 2008


Shares                                                         Value

            COMMON STOCKS - 86.94%                        $ 6,436,961
            =========================================================
            (Cost $9,958,347)

            ALTERNATIVE ENERGY - 0.01%                            875
            ---------------------------------------------------------
      5     First Solar, Inc.*                                    690
      5     SunPower Corp.*                                       185

            COMMUNICATIONS EQUIPMENT - 15.70%               1,162,376
            ---------------------------------------------------------
 16,240     QUALCOMM, Inc.                                    581,879
 14,305     Research In Motion Ltd.*                          580,497

            COMPUTER HARDWARE - 16.56%                      1,225,947
            ---------------------------------------------------------
  9,100     Apple, Inc.*                                      776,685
  7,590     EMC Corp.*                                         79,467
 10,190     Hewlett-Packard Co.                               369,795

            FINANCIAL SERVICES - 5.90%                        436,651
            ---------------------------------------------------------
  3,055     MasterCard, Inc.                                  436,651

            INTERNET SOFTWARE & SERVICES - 22.42%           1,660,397
            ---------------------------------------------------------
 10,645     Amazon.com, Inc.*                                 545,876
  2,275     Baidu.com, Inc. ADR*                              297,047
  2,120     Google, Inc. (Class A)*                           652,218
  1,075     Salesforce.com, Inc.*                              34,411
 10,725     Yahoo! Inc.*                                      130,845

            MEDICAL APPLIANCES & EQUIPMENT - 0.01%                635
            ---------------------------------------------------------
      5     Intuitive Surgical, Inc.*                             635

            NETWORKING & TELECOM EQUIPMENT - 4.18%            309,497
            ---------------------------------------------------------
  9,255     Cisco Systems, Inc.*                              150,856
  9,060     Juniper Networks, Inc.*                           158,641

            SEMICONDUCTORS - 17.32%                         1,282,437
            ---------------------------------------------------------
 21,520     Broadcom Corp. (Class A)*                         365,194
     10     Cypress Semiconductor Corp.*                           45
 20,075     Intel Corp.                                       294,299
 53,030     Marvell Technology Group Ltd.*                    353,710
 48,590     Skyworks Solutions, Inc.*                         269,189

            SOFTWARE - 4.84%                                  358,146
            ---------------------------------------------------------
 20,200     Oracle Corp.*                                     358,146

            EXCHANGE TRADED FUNDS - 12.84%                    950,318
            =========================================================
            (Cost $1,260,681)
     40     Internet HOLDRs Trust                               1,277
 10,020     PowerShares QQQ                                   297,995
 11,965     ProShares Ultra QQQ                               321,739
 18,700     Semiconductor HOLDRs Trust                        329,307

            CASH EQUIVALENT - 0.46%                            33,995
            =========================================================
            (Cost $33,995)
 33,995     First American Treasury
            Obligations Fund (1.97%)**                         33,995


            TOTAL INVESTMENT SECURITIES - 100.24%           7,421,274
            =========================================================
            (Cost $11,253,023)

            LIABILITIES IN EXCESS OF OTHER ASSETS - 0.24%     (17,466)
            ---------------------------------------------------------

            NET ASSETS - 100.00%                          $ 7,403,808
            =========================================================
            Equivalent to $4.71 per share


   *Non-income producing
   **Variable Rate Security: The rate shown represents the rate as of 12/31/08 ADR - American Depositary Receipt


(See accompanying notes to financial statements)

                                      *
                       -------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2008


                                                            BERKSHIRE
                                                           FOCUS FUND
ASSETS
---------------------------------------------------------------------
Investment securities:
    At acquisition cost                                 $  11,253,023
                                                        =============
    At market value                                     $   7,421,274
Receivable for capital shares sold                              1,669
Interest receivable                                             3,739
                                                        -------------
    TOTAL ASSETS                                            7,426,682
                                                        -------------


LIABILITIES
---------------------------------------------------------------------
Payable for capital shares redeemed                            10,308
Payable to affiliate (Note 4)                                  12,553
Accrued expenses                                                   13
                                                        -------------
    TOTAL LIABILITIES                                          22,874
                                                        -------------


NET ASSETS                                              $   7,403,808
=====================================================================


Net assets consist of:
Paid-in-capital                                         $ 377,899,584
Accumulated net realized losses
    from security transactions                           (366,664,027)
Net unrealized depreciation on investments                 (3,831,749)
                                                        -------------
NET ASSETS                                              $   7,403,808
                                                        =============


Shares of beneficial interest issued and outstanding
   (unlimited number of shares authorized, without
    par value)                                              1,570,625
                                                        =============


Net asset value and offering price price per share      $        4.71
                                                        =============


Minimum redemption price per share*                     $        4.62
                                                        =============


*The Fund will impose a 2.00% redemption fee on shares redeemed within 90 calendar days of purchase.


(see accompanying notes to financial statements)

                                      *
                       -------------------------------
                            STATEMENT OF OPERATIONS
                     For the Year Ended December 31, 2008


                                                            BERKSHIRE
                                                           FOCUS FUND
INVESTMENT INCOME
---------------------------------------------------------------------
    Interest                                            $       4,555
    Dividends                                                  44,115
                                                        -------------
         TOTAL INVESTMENT INCOME                               48,670
                                                        -------------

EXPENSES
---------------------------------------------------------------------
    Investment advisory fees                                  216,387
    Administrative fees                                        72,129
    Interest expense                                            1,128
                                                        -------------
         TOTAL EXPENSES                                       289,644
                                                        -------------

NET INVESTMENT LOSS                                          (240,974)
---------------------------------------------------------------------


REALIZED AND UNREALIZED
LOSSES ON INVESTMENTS
---------------------------------------------------------------------
Net realized losses from security transactions             (6,459,171)
Net change in unrealized depreciation on investments       (5,248,758)
                                                         ------------

NET REALIZED AND UNREALIZED
LOSSES ON INVESTMENTS                                     (11,707,929)
                                                         ------------

NET DECREASE IN NET ASSETS
FROM OPERATIONS                                         $ (11,948,903)
                                                        =============

(see accompanying notes to financial statements)

                                      *
                       -------------------------------
          STATEMENTS OF CHANGES IN NET ASSETS - BERKSHIRE FOCUS FUND
          For the Years Ended December 31, 2008 and December 31, 2007

                                                                      Year                Year
                                                                     Ended               Ended
                                                                  12/31/08            12/31/07
FROM OPERATIONS:
----------------------------------------------------------------------------------------------
    Net investment loss                                      $    (240,974)     $     (276,193)
    Net realized gains (losses) from security transactions      (6,459,171)          3,653,268
    Net change in unrealized appreciation
        (depreciation) on investments                           (5,248,758)            995,502
                                                              --------------------------------
Net increase (decrease) in net assets from operations          (11,948,903)          4,372,577
                                                              --------------------------------


FROM CAPITAL SHARE TRANSACTIONS:
----------------------------------------------------------------------------------------------
    Proceeds from shares sold                                    6,922,408          12,910,487
    Proceeds from redemption fees (Note 7)                          26,136                   0
    Payments for shares redeemed                                (9,121,317)        (10,188,706)
                                                              --------------------------------
Net increase (decrease) in net assets from
        capital share transactions                              (2,172,773)          2,721,781
                                                              --------------------------------


TOTAL INCREASE (DECREASE) IN NET ASSETS                        (14,121,676)          7,094,358
----------------------------------------------------------------------------------------------


NET ASSETS:
----------------------------------------------------------------------------------------------
    Beginning of period                                         21,525,484          14,431,126
                                                              --------------------------------
    End of period                                            $   7,403,808       $  21,525,484
                                                              ================================
Including accumulated undistributed
        net investment loss:                                 $           0       $           0
                                                              ================================


CAPITAL SHARE ACTIVITY:
----------------------------------------------------------------------------------------------
    Shares sold                                                    806,142           1,243,547
    Shares redeemed                                             (1,187,099)         (1,111,556)
                                                              --------------------------------
    Net increase (decrease) in shares outstanding                 (380,957)            131,991
    Shares outstanding, beginning of period                      1,951,582           1,819,591
                                                              --------------------------------
    Shares outstanding, end of period                            1,570,625           1,951,582
                                                              ================================

(see accompanying notes to financial statements)

                                      *
                       -------------------------------

                  FINANCIAL HIGHLIGHTS - BERKSHIRE FOCUS FUND
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
                                             Year           Year           Year           Year           Year
                                            Ended          Ended          Ended          Ended          Ended
                                         12/31/08       12/31/07       12/31/06       12/31/05       12/31/04
NET ASSET VALUE,
BEGINNING OF PERIOD                        $11.03         $ 7.93         $ 7.61         $ 6.59         $ 6.36
-------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
-------------------------------------------------------------------------------------------------------------
    Net investment loss                     (0.16)(A)      (0.15)(A)      (0.02)(A)      (0.14)(A)      (0.13)(A)
Net realized and unrealized gains
    (losses) on investments                 (6.17)          3.25           0.34           1.16           0.36
                                            -----------------------------------------------------------------
Total from investment operations            (6.33)          3.10           0.32           1.02           0.23
                                            -----------------------------------------------------------------
    Proceeds from redemption fees            0.01             -              -              -              -
                                            -----------------------------------------------------------------


NET ASSET VALUE,
END OF PERIOD                              $ 4.71         $ 11.03        $ 7.93         $ 7.61         $ 6.59
=============================================================================================================


TOTAL RETURN(B)                           (57.30%)         39.09%         4.20%         15.48%          3.62%
=============================================================================================================


SUPPLEMENTAL DATA AND RATIOS:
-------------------------------------------------------------------------------------------------------------
Net assets at end of period
    (thousands)                            $ 7,404        $ 21,525       $ 14,431       $ 22,291       $ 29,542

Ratio of expenses to average
    net assets                             2.00%(G)        2.00%(F)       2.00%(E)       2.00%(D)       2.00%(C)

Ratio of net investment loss
    to average net assets                  (1.68%)         (1.94%)        (0.21%)        (1.99%)        (1.98%)

Portfolio turnover rate(H)                  539.9%          446.6%         386.2%         284.1%         316.5%


(A) Net investment loss per share is calculated using ending balances prior to consideration or adjustment for permanent book and tax differences.

(B) Total return represents the rate that the investor would have earned or (lost) on an investment in the Fund assuming reinvestment of dividends.

(C) For the year ended December 31, 2004 the ratio of expenses to average net assets excludes interest expense. The ratio including interest expense would be 2.02%.

(D) For the year ended December 31, 2005 the ratio of expenses to average net assets excludes interest expense. The ratio including interest expense would be 2.02%.

(E) For the year ended December 31, 2006 the ratio of expenses to average net assets excludes interest expense. The ratio including interest expense would be 2.02%.

(F) For the year ended December 31, 2007 the ratio of expenses to average net assets excludes interest expense. The ratio including interest expense would be 2.01%.

(G) For the year ended December 31, 2008 the ratio of expenses to average net assets excludes interest expense. The ratio including interest expense would be 2.01%.

(H) Portfolio turnover is greater than most funds due to the investment style of the Fund.


(see accompanying notes to financial statements)

                                      *
                       -------------------------------
                        NOTES TO FINANCIAL STATEMENTS
                             December 31, 2008


1. Organization

The Berkshire Focus Fund (the "Fund") is a non-diversified series of The Berkshire Funds (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Delaware business trust on November 25, 1996. The Fund commenced operations on July 1, 1997. The Fund's investment objective is to seek long-term capital appreciation through investments in equity securities.


2. Significant Accounting Policies

   The following is a summary of the Trust's significant accounting policies:

Securities valuation - The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (the "NYSE"), normally 4:00 p.m., Eastern time. Securities which are traded on stock exchanges or are quoted by Nasdaq are valued at the last reported sale price as of the close of the regular session of trading on the NYSE, or, if not traded, at the most recent bid price. Securities which are traded in the over-the-counter market, and which are not quoted by Nasdaq, are valued at the most recent bid price, as obtained from one or more of the major market makers for such securities. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a lia-bility in an orderly transaction between market participants at the measure-ment date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transpar-ency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the Fund's own assump-tions in determining the fair value of investments).

                                      *
                       -------------------------------
                        NOTES TO FINANCIAL STATEMENTS
                             December 31, 2008


The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2008:

                                                                    OTHER
                                                INVESTMENT IN      FINANCIAL
DESCRIPTION                                       SECURITIES      INSTRUMENTS*
==============================================================================
Level 1 - Quoted prices                          $  7,421,274      $         0
Level 2 - Other significant observable inputs               0                0
Level 3 - Significant unobservable inputs                   0                0
---------------------------------------------     -----------      -----------
Total                                            $  7,421,274      $         0

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No.161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund's derivative and hedging activi-ties, including how such activities are accounted for and their effect on the Fund's financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's finan-cial statements and related disclosures.

Share valuation - The net asset value per share for the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share.

Investment income - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Distributions to shareholders - Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

Security transactions - Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and

                                      *
                       -------------------------------
                        NOTES TO FINANCIAL STATEMENTS
                             December 31, 2008


assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the report-ing period. Actual results could differ from those estimates.

Federal income tax - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") necessary to qualify as a regulated investment company. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

As of and during the year ended December 31, 2008 the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2005.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income and 98% of its net realized capital gains plus undistributed amounts from prior years.

Other - The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are perm-anent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of opera-tions or net asset value per share of the Fund. For the fiscal year ended December 31, 2008, net investment loss of $240,974 and accumulated net real-ized loss for capital loss carryforwards expired in the current year of $52,671,799 for the Fund were reclassified to paid-in-capital.


3. Investment Transactions

Purchases and sales of investment securities (excluding short-term instru-ments) for the year ended December 31, 2008 were $78,056,807 and $79,512,121, respectively. There were no purchases or sales of U.S. Government securities for the Fund.

                                      *
                       -------------------------------
                        NOTES TO FINANCIAL STATEMENTS
                             December 31, 2008


The following information is based upon the federal income tax cost of port-folio investments as of December 31, 2008:

              Gross unrealized appreciation       $       84,527
              Gross unrealized depreciation           (4,478,991)
              --------------------------------------------------
              Net unrealized depreciation         $   (4,394,464)
              ==================================================
              Federal income tax cost             $   11,815,738

The difference between the acquisition cost and the federal income tax cost of portfolio investments is due to certain timing differences in the recognition of capital losses under accounting principles generally accepted in the United States and income tax regulations.


At December 31, 2008, the Fund had the following capital loss carryforwards for tax purposes:

             Capital Loss Carryforward         Date of Expiration
             ----------------------------------------------------
                  $    5,953,640                     12/31/16
                  $      542,380                     12/31/12
                  $   10,452,456                     12/31/11
                  $   56,400,653                     12/31/10
                  $  292,752,183                     12/31/09

To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distribut-ed to shareholders.


4. Related Party Transactions, Investment Advisory and Administrative Fees

Certain Officers and Trustees of the Trust are also Officers and Directors of Berkshire Capital Holdings, Inc. ("Berkshire Capital"). The non-interested Trustees of the Fund were paid $1,216 in Trustee fees and expenses directly by Berkshire Capital during the year ended December 31, 2008.

The Fund has an Investment Advisory Agreement (the "Advisory Agreement") and a separate Administration Agreement with Berkshire Capital. Under the Advisory Agreement, Berkshire Capital will determine what securities will be purchased, retained or sold by the Fund on the basis of a continuous review of the port-folio. For the services it provides under the Advisory Agreement, Berkshire Capital receives a fee accrued each calendar day (including weekends and holi-days) at a rate of 1.50% per annum of the daily net assets of the Fund. Under the Administration Agreement, Berkshire Capital renders all administrative and supervisory services of the Fund, as

                                      *
                       -------------------------------
                        NOTES TO FINANCIAL STATEMENTS
                             December 31, 2008


well as facilities furnished and expenses assumed. For these services, Berk-shire Capital receives a fee at the annual rate of 0.50% of the Fund's aver-age daily net assets up to $50 million, 0.45% of average net assets from $50 million to $200 million, 0.40% of average net assets from $200 million to $500 million, 0.35% of average net assets from $500 million to $1 billion and 0.30% of average net assets in excess of $1 billion. Such fee is computed as a per-centage of the Fund's daily net assets and is accrued each calendar day (in-cluding weekends and holidays). For the year ended December 31, 2008, Berk-shire Capital was paid an investment advisory fee of $216,387 and an admin-istration fee of $72,129 from the Fund. The amount due to Berkshire Capital for these fees at December 31, 2008 totaled $12,553.


5. Distributions to Shareholders

There were no distributions paid during the year ended December 31, 2008 or the year ended December 31, 2007. As of December 31, 2008, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income             $             0
          Accumulated losses                           (366,101,312)
          Unrealized depreciation                        (4,394,464)
          ---------------------------------------------------------
          Total accumulated deficit                 $  (370,495,776)
          =========================================================

The difference between the acquisition cost and the federal income tax cost of unrealized appreciation is due to certain timing differences in the recognition of capital losses under accounting principles generally accepted in the United States and income tax regulations.


6. Redemption Fee

On October 12, 2006 the Board of Trustees unanimously approved a redemption fee of 2.00% on shares held for 90 days or less, to become effective January 1, 2008, or thereafter as reasonably practical. For the year ended December 31, 2008 proceeds from redemption fees were $26,136.

                                      *
               -------------------------------------------------
             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


                  To the Shareholders and Board of Trustees


The Berkshire Funds
San Jose, California

We have audited the accompanying statement of assets and liabilities, includ-ing the portfolio of investments, of the Berkshire Focus Fund (the "Fund"), a series of The Berkshire Funds, as of December 31, 2008, and the related state-ment of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These finan-cial statements and financial highlights are the responsibility of Fund man-agement. Our responsibility is to express an opinion on these financial state-ments and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstate-ment. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as eval-uating the overall financial statement presentation. W e believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Berkshire Focus Fund as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Cohen Fund Audit Services, Ltd.

Westlake, Ohio
March 2, 2009

                                      *
                       -------------------------------
                           ADDITIONAL INFORMATION
                                  (unaudited)


                                EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees, administrative fees and interest expense. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in the Fund on July 1, 2008 and held through December 31, 2008.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire trans-fers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently a $20.00 fee is charged by the Fund's transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes advisory fees, administrative fees and interest expense. However, the example does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the per-iod. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of in-vesting in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5%

                                      *
                       -------------------------------
                           ADDITIONAL INFORMATION
                                  (unaudited)


hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
                                                              Expenses Paid
                       Beginning           Ending           During the Period*
                     Account Value      Account Value         July 1, 2008 to
                     July 1, 2008     December 31, 2008      December 31, 2008
                     ------------     -----------------      -----------------
Actual                 $1,000.00            $548.30                 $7.82

Hypothetical           $1,000.00          $1,015.03                $10.18
(5% annual return
before expenses)

*Expenses are equal to the Fund's annualized expense ratio of 2.01%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.


                             OTHER INFORMATION

Proxy Voting Guidelines

Berkshire Capital Holdings, Inc., the Fund's Adviser, is responsible for exer-cising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility and a record of the Fund's proxy votes for the twelve months ended June 30, 2008 are available without charge, upon request, by calling toll free 1-877-526-0707. They are also available on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

Quarterly Filing of Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

                                      *
                       -------------------------------
                           ADDITIONAL INFORMATION
                                  (unaudited)


                       TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. The SAI includes additional information about the Fund's Trustees and Officers and is available without charge, upon request, by calling toll-free 1-877-526-0707.


INTERESTED TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------
                                                                                  Number of
                                                                                  portfolios
                                             Term of                              in fund      Other
                                             office and    Principal              complex      directorships
                          Position(s) held   length of     occupation during      overseen     held by trustee
Name, address and age     with trust         time served   past five years        by trustee   and officer
=====================     ===============    ===========   ====================   ==========   ===============
Malcolm R. Fobes III*     Trustee,           Indefinite;   Chairman and CEO;           1       Independent
475 Milan Drive           President,         Since 1996    Berkshire Capital                   Director;
Suite #103                Treasurer,                       Holdings, Inc.                      United States
San Jose, CA 95134        Chief Compliance                 (1993-present)                      Oil Fund,
Age: 44                   Officer and                                                          United States
                          Chief Financial                                                      Natural Gas
                          Officer                                                              Fund, United
                                                                                               States 12 Month
                                                                                               Oil Fund, United
                                                                                               States Gasoline
                                                                                               Fund, United
                                                                                               States Heating
                                                                                               Oil Fund, United
                                                                                               States Short Oil
                                                                                               Fund

Ronald G. Seger, O.D.*    Trustee and        Indefinite;   Optometrist;                1       None
475 Milan Drive           Secretary          Since 1996    Ronald G. Seger, O.D.
Suite #103                                                 (1989-present)
San Jose, CA 95134
Age: 59
--------------------------------------------------------------------------------------------------------------
*Trustees who are considered "interested persons" as defined in Section 2(a)(19)
of the Investment Company Act of 1940 by virtue of their affiliation with the Investment Adviser.




DISINTERESTED TRUSTEES
--------------------------------------------------------------------------------------------------------------
                                                                                  Number of
                                                                                  portfolios
                                             Term of                              in fund
                                             office and    Principal              complex      Other
                          Position held      length of     occupation during      overseen     directorships
Name, address and age     with trust         time served   past five years        by trustee   held by trustee
=====================     ===============    ===========   ====================   ==========   ===============
Leland F. Smith           Independent        Indefinite;   Chairman and CEO;           1       None
475 Milan Drive           Trustee            Since 1997    Elesco Ltd.*
Suite #103                                                 (1989-present)
San Jose, CA 95134
Age: 70

Andrew W. Broer           Independent        Indefinite;   Global Data Center          1       None
475 Milan Drive           Trustee            Since 1998    Manager;
Suite #103                                                 Cisco Systems, Inc.
San Jose, CA 95134                                         (1996-present)
Age: 43
--------------------------------------------------------------------------------------------------------------
*Elesco Ltd. provides consulting services for corporations and government agencies in the field of land-use management.


                                      *
                       -------------------------------
                           ADDITIONAL INFORMATION
                                  (unaudited)


                   APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At an in-person meeting held on December 2, 2008, the Board of Trustees, including a majority of Trustees that are not "interested" persons of the Fund (as that term is defined in the 1940 Act), re-approved the Advisory Agreement based upon its review of the qualitative and quantitative information provided by the Investment Adviser. The Trustees, pursuant to the advice of counsel regarding their fiduciary duties when re-approving the Advisory Agreement, considered, among other things, the following information regarding the Investment Adviser:

Nature, Extent and Quality of Services Provided by the Investment Adviser

The Trustees reviewed the nature, quality and scope of current and anticipated services provided by the Investment Adviser under the Advisory Agreement. The Trustees also analyzed the Investment Adviser's experience and the capabili-ties of the Investment Adviser's portfolio manager. For example, the Trustees reviewed and discussed the Investment Adviser's Form ADV and internal compli-ance policies, as well as the experience of the Investment Adviser as invest-ment adviser or sub-adviser to other investment companies. In addition to the above considerations, the Trustees reviewed and considered a description of the Investment Adviser's portfolio and brokerage transactions. Based on this review, the Trustees concluded that the range and quality of services to be provided by the Investment Adviser to the Fund were appropriate and continued to support its original selection of the Investment Adviser.

Costs of Services to the Fund

The Trustees discussed at length the advisory fee of 1.50%, noting that it fell within the 4th Quartile relative to similar funds within its benchmark category and asset range, as provided by Lipper, Inc. The Trustees also con-sidered the 0.50% administrative fee and concluded that it was more appropri-ate to compare the Fund's total expense ratio to those of similar funds within its benchmark category and asset range. The Trustees noted the Fund's total expense ratio fell within the 3rd Quartile and near the industry average when compared to its benchmark funds. The Trustees further noted that the Adviser paid all of the Fund's expenses from the fees it received. The Trustees also considered that managing a technology fund requires more intensive research than the average mutual fund, which holds more securities and more stable stocks across various sectors. Based on this review, the Trustees concluded that the expense level of the Fund, as managed by the Investment Adviser, was satisfactory.

                                      *
                       -------------------------------
                           ADDITIONAL INFORMATION
                                  (unaudited)


Investment Performance

The Trustees considered short-term and long-term investment performance for the Fund over various periods of time as compared to both relevant equity in-dices and the performance of the Fund's Lipper, Inc. peer group universe. The Trustees noted in particular the investment outperformance delivered by the Adviser to the Fund over the past 3-year and 5-year periods relative to its Lipper, Inc. peer group universe. They also took into consideration that the Fund tends to outperform its benchmarks in up markets and underperform in down markets. Based on this review, the Trustees concluded that the current and historical performance of the Fund, as managed by the Investment Adviser, was satisfactory.

Profitability of the Adviser

The Trustees considered the level of profits that could be expected to accrue to the Investment Adviser from the fee payable under the Advisory Agreement. In addition, the Trustees reviewed the current financial condition of the Investment Adviser and a summary of total expense ratios and management fees. The Trustees also discussed the existence of other compensation arrangements with the Investment Adviser. Based on this review, the Trustees concluded that the Fund's advisory fee is competitive with those of comparable funds and that the Investment Adviser's profit margin was reasonable.

Economies of Scale

The Trustees received and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Trustees noted that the total operating expenses of the Fund contain break-points and, accordingly, reflect the potential that economies of scale may be realized as the Fund grows.

Conclusion

The Trustees who are non-interested persons met separately to further discuss the performance of the Fund and the Adviser's compensation. On the basis of its review and the foregoing information, the Board of Trustees determined that the Advisory Agreement, including the advisory fee rates payable there-under, continued to be fair and reasonable in light of all relevant circum-stances and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Agreement.

         THE BERKSHIRE FUNDS
         475 Milan Drive
         Suite #103
         San Jose, CA 95134
         (Toll-Free) 1-877-526-0707


         BOARD OF TRUSTEES
         Malcolm R. Fobes III, Chairman
         Ronald G. Seger
         Leland F. Smith
         Andrew W. Broer


         INVESTMENT ADVISER
         Berkshire Capital Holdings, Inc.
         475 Milan Drive
         Suite #103
         San Jose, CA 95134


         COUNSEL
         Thompson Hine LLP
         312 Walnut Street
         14th Floor
         Cincinnati, OH 45202


         INDEPENDENT REGISTERED
         PUBLIC ACCOUNTING FIRM
         Cohen Fund Audit Services, Ltd.
         800 Westpoint Parkway
         Suite #1100
         Westlake, OH 44145


         TRANSFER AGENT
         Mutual Shareholder Services, LLC
         8000 Town Centre Drive
         Suite #400
         Broadview Heights, OH 44147


         CUSTODIAN
         U.S. Bank, N.A.
         1555 North RiverCenter Drive
         Suite #302
         Milwaukee, WI 53212


         WEBSITE
         www.berkshirefunds.com

ITEM 2.  CODE OF ETHICS
         The Registrant has adopted a code of ethics that applies to the Reg-istrant's principal executive officer and principal financial off-icer. The Registrant has not made any amendments to its code of ethics during the period covered by this report. The Registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
         The Registrant's Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit commit-tee. At this time, the Registrant believes that the experience pro-vided by each member of the audit committee together offers the Registrant adequate oversight for the Registrant's level of financial complexity.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
         The Registrant has engaged its principal accountant to perform audit services and audit-related services during the past two fiscal years. "Audit services" refer to performing an audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees and audit-related fees by the principal accountant.

         ---------------------------------------------------------------------
                                 FYE 12/31/2008     FYE 12/31/2007
         ---------------------------------------------------------------------
         Audit Fees                   $10,500            $12,500
         Audit-Related Fees              $0                 $0
         ---------------------------------------------------------------------

         The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the Registrant, including services provided to any entity affiliated with the Registrant. All of the principal account-ant's hours spent on auditing the Registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

         The following table indicates the non-audit fees billed by the Regis-trant's accountant for services to the Registrant and to the Regis-trant's investment adviser for the last two years. The audit commit-tee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

         ---------------------------------------------------------------------
         Non-Audit Related Fees           FYE 12/31/2008    FYE 12/31/2007
         ---------------------------------------------------------------------
         Registrant                              $0                $0
         Registrant's Investment Adviser         $0                $0
         ---------------------------------------------------------------------

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS
         Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6.  SCHEDULE OF INVESTMENTS
         Schedule of Investments is included as part of the report to share-holders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
         Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
         Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
         Not applicable.

ITEM 11. CONTROLS AND PROCEDURES

         (a) The Registrant's President, Treasurer and Chief Financial Officer has reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Ex-change Act of 1934. Based on this review, such officer has con-cluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this re-port is appropriately recorded, processed, summarized and report-ed and made known to them by others within the Registrant and by the Registrant's service provider.

         (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are rea-sonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

         (a) (1) Any code of ethics or amendment thereto that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit.

                 Incorporated by reference to the Registrant's Form N-CSR filed February 25,2005.

             (2) A  separate  certification  for  each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

                 Filed herewith.

             (3) Any  written  solicitation  to purchase securities under Rule
                 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

                 Not applicable to open-end investment companies.

         (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

                 Furnished herewith.


SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly author-ized.

The Berkshire Funds

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
        President, Treasurer and Chief Financial Officer

Date: March 2, 2009


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

The Berkshire Funds

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
        President, Treasurer and Chief Financial Officer

Date: March 2, 2009

                              THE BERKSHIRE FUNDS
                         EXHIBIT INDEX FOR FORM N-CSR
                           AS FILED ON MARCH 2, 2009

                                 EXHIBIT INDEX

A. Certification pursuant to Section 302
   of the Sarbanes-Oxley Act of 2002................................EX.99.CERT

B. Certification pursuant to Section 906
   of the Sarbanes-Oxley Act of 2002............................EX.99.906.CERT